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                                       [LETTERHEAD OF GOVETT FUNDS APPEARS HERE]



December 9, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  The Govett Funds, Inc. (the "Company")
          Securities Act of 1933 Registration No. 33-37783 and
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          Investment Company Act File No. 811-6229
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Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that (i) the form of Class B Retail Shares Prospectus for Govett International Equity, Govett Emerging Markets Equity, Govett International Smaller Companies, Govett Smaller Companies, and Govett Global Income Funds (the "Open Funds") dated December 7, 1998; (ii) the form of the prospectus for all classes of shares of Govett Latin America and Govett Asia Funds dated December 7, 1998; (iii) the form of the prospectus for all classes of shares of Govett China and Govett Europe Funds dated December 7, 1998; and (iv) the form of the Statement of Additional Information for all classes of all series of the Company dated December 7, 1998 that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in the most recent Post-Effective Amendment to its Registration Statement on Form N-1A ("Amendment No. 23"), and further, that the text of Amendment No. 23 was filed electronically with the Commission on October 6, 1998.

     The form of Class A Retail Shares Prospectus for the Open Funds dated December 7, 1998 and the form of the Institutional Class Prospectus for the Open Funds dated December 7, 1998 has been filed under separate cover pursuant to paragraph (c) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended.


                                    Very truly yours,


                                    /s/ Alice L. Schulman

                                    Alice L. Schulman
                                    Secretary